OTHER LIABILITIES - NON CURRENT AND CURRENT (Actuarial assumptions of defined benefit obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Bottom of range
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next five years	$ 25.9
Top of range
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next five years	$ 34.0
Mexico | Bottom of range
Disclosure of defined benefit plans [line items]
Compensation growth rate	6.00%	6.00%
Mexico | Top of range
Disclosure of defined benefit plans [line items]
Compensation growth rate	7.00%	7.00%
Argentina | Bottom of range
Disclosure of defined benefit plans [line items]
Discount rate	6.00%	6.00%
Compensation growth rate	2.00%	2.00%
Argentina | Top of range
Disclosure of defined benefit plans [line items]
Discount rate	7.00%	7.00%
Compensation growth rate	3.00%	3.00%
Discount rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase in assumption, Impact on defined benefit obligation	(10.00%)
Decrease in assumption, Impact on defined benefit obligation	12.30%
Discount rate | Mexico
Disclosure of defined benefit plans [line items]
Discount rate	6.50%	7.25%
Compensation growth rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase in assumption, Impact on defined benefit obligation	2.60%
Decrease in assumption, Impact on defined benefit obligation	(1.80%)
Pension growth rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase in assumption, Impact on defined benefit obligation	(1.20%)
Decrease in assumption, Impact on defined benefit obligation	1.40%
Life expectancy
Disclosure of defined benefit plans [line items]
Reasonably possible increase in actuarial assumption, Life expectancy	1 year
Reasonably possible decrease in actuarial assumption, Life expectancy	1 year
Increase in assumption, Impact on defined benefit obligation	(1.30%)
Decrease in assumption, Impact on defined benefit obligation	1.60%